Accrued expenses and other current liabilities (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Line Items]
Value-added tax rate	17.00%
Downpayment From Sale Of Property	$ 0	$ 939,757